Postretirement Plans (Reconciliations Of Actuarial Present Value Of Accumulated Postretirement Benefit Obligations) (Details) (Postretirement Plans [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Postretirement Plans [Member]
Postretirement Benefit Plans [Line Items]
Benefit obligation, beginning	$ 278	$ 367
Service cost	1	2	2
Interest cost	11	12	16
Actuarial (gain) loss	(12)	(83)
Benefits paid	(17)	(20)
Plan amendments	(13)	0
Benefit obligation, ending (recognized in balance sheet)	$ 248	$ 278	$ 367